Supplement dated April 17, 2026
to the Statement of Additional Information (SAI), as supplemented, dated March 1, 2026, for the following funds:
Fund
Columbia Funds Series Trust I
Multi-Manager (MM) Alternative Strategies Fund
Multi-Manager (MM) International Equity Strategies Fund
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for MM Alternative Strategies Fund for Manulife and MM International Equity Strategies Fund for Arrowstreet is hereby superseded and replaced with the following:
		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending August 31 – Information is as of August 31, 2025, unless otherwise noted
MM Alternative Strategies Fund	Manulife: David Bees(j)	8 RICs 38 PIVs 16 other accounts	$9.47 billion $12.59 billion $5.74 billion	None	None	Manulife	Manulife
	Christopher Chapman	4 RICs 41 PIVs 16 other accounts	$4.80 billion $14.08 billion $5.35 billion	None	None
	Thomas Goggins	4 RICs 41 PIVs 16 other accounts	$4.80 billion $14.08 billion $5.35 billion	None	None
	Kelly Lim(j)	4 RICs 25 PIVs 13 other accounts	$4.57 billion $2.73 billion $4.02 billion	None	None
	Bradley Lutz	4 RICs 41 PIVs 16 other accounts	$4.80 billion $14.08 billion $5.35 billion	None	None
	Kisoo Park	4 RICs 41 PIVs 16 other accounts	$4.80 billion $14.08 billion $5.35 billion	None	None
	Christopher Smith(j)	4 RICs 41 PIVs 16 other accounts	$4.57 billion $12.80 billion $5.74 billion	None	None
MM International Equity Strategies Fund	Arrowstreet: Brandon Berger	4 RICs 83 PIVs 66 other accounts	$4.08 billion $165.08 billion $90.19 billion	1 RIC ($165.90 M) 43 PIVs ($88.66 B) 9 other accounts ($15.96 B)	None	Arrowstreet	Arrowstreet
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		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	Christopher Malloy	4 RICs 83 PIVs 66 other accounts	$4.08 billion $165.08 billion $90.19 billion	1 RIC ($165.90 M) 43 PIVs ($88.66 B) 9 other accounts ($15.96 B)	None
	Peter Rathjens	4 RICs 83 PIVs 66 other accounts	$4.08 billion $165.08 billion $90.19 billion	1 RIC ($165.90 M) 43 PIVs ($88.66 B) 9 other accounts ($15.96 B)	None
	Samuel Thompson(k)	4 RICs 82 PIVs 68 other accounts	$6.46 billion $186.23 billion $98.45 billion	1 RIC ($220.00 M) 44 PIVs ($102.45 B) 9 other accounts ($16.94 B)	None
	Derek Vance	4 RICs 83 PIVs 66 other accounts	$4.08 billion $165.08 billion $90.19 billion	1 RIC ($165.90 M) 43 PIVs ($88.66 B) 9 other accounts ($15.96 B)	None
	Julia Yuan	4 RICs 83 PIVs 66 other accounts	$4.08 billion $165.08 billion $90.19 billion	1 RIC ($165.90 M) 43 PIVs ($88.66 B) 9 other accounts ($15.96 B)	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)
Excludes any notional investments.
(b)
Notional investments through a deferred compensation account.
(j)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of February 28, 2026.
(k)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of March 31, 2026.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP910_00_048_(04/26)